Investments - Loans by Debt Service Coverage Ratio (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Commercial mortgage loans secured by land or construction loans	$ 9.0	[1]	$ 8.9	[1]	$ 16.7
Total Commercial mortgage loans	8,933.2	[1]	8,666.2	[1]	8,695.5	[1]
Greater than 1.5x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Commercial mortgage loans	6,091.6	[1]	5,953.7	[1]	5,710.3
1.25x - 1.5x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Commercial mortgage loans	1,477.0	[1]	1,336.3	[1]	1,547.2
1.0x - 1.25x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Commercial mortgage loans	1,012.5	[1]	992.7	[1]	1,082.2
Less than 1.0x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Commercial mortgage loans	$ 343.1	[1]	$ 374.6	[1]	$ 339.1

[1]	Balances do not include allowance for mortgage loan credit losses.